Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of revenue generated from voyage and time charter agreements

For the years ended December 31,	2024	2023	2022
Voyage Charter	374,587,812	373,693,986	204,619,286
Time Charter (see Note 20)	18,642,019	39,402,620	66,353,135
Total	393,229,831	413,096,606	270,972,421

Schedule of earned revenue under voyage charters

For the years ended December 31,	2024	2023	2022
Freight	336,057,387	338,979,059	192,579,493
Demurrages	38,530,425	34,714,927	12,039,793
Total	374,587,812	373,693,986	204,619,286

Schedule of disclosure of revenue from charterers exceeding 10% of total receivables.

Customer	2024	2023
Charterer A	20%	17%
Charterer B	19%	13%
Charterer C	12%	10%
Charterer D	10%	—

Schedule of disclosure of revenue from customers exceeding 10% of total revenue.

Customer	2024	2023	2022
A	14%	—%	18%
B	13%	—%	14%
C	—	—	11%
Total	27%	—%	43%

Schedule of disaggregation of revenue based on continent

Continent	2024	2023	2022
Europe	172,520,562	167,047,840	110,356,905
Asia	162,109,986	156,744,760	118,995,899
South America	19,159,005	40,515,310	4,550,317
North America	37,989,863	48,788,696	37,069,299
Africa	1,450,415	—	—
Total	393,229,831	413,096,606	270,972,421